Note 5 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Depletion and Amortization, Nonproduction	$ 97,000	$ 131,000	$ 249,000	$ 280,000	$ 433,000